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National Integrity Life Insurance Company Letterhead

March 10, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: Separate Account II of National Integrity Life Insurance Company ("Registrant") Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 33-51126


Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information dated December 31, 1996, for the Flexible Premium Variable Annuity issued by the Registrant, that would have been filed pursuant to Rule 497(c), would not have differed from the form of Prospectus and Statement of Additional Information contained in Registrant's post-effective amendment to its Registration Statement on Form N-4 filed electronically on December 31, 1996.

Sincerely,


/s/ Sheri L. Bean
Paralegal